CASH AND CASH EQUIVALENTS	12 Months Ended
Jan. 02, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS:Cash and cash equivalents consisted entirely of bank balances as at January 2, 2022 and January 3, 2021.